Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases
18	LEASES
The Group as a lessee
The Group has lease contracts for various items of aircraft, engines, buildings and others used in its operations. Lump sum payments were made upfront to acquire the leased land from the owners with lease periods of 40 to 50 years, and no ongoing payments will be made under the terms of these land leases. As at December 31, 2020, the Group had 440 aircraft (2019: 462 aircraft) under leases, which generally have lease terms between 5 and 20 years. Leases of engines generally have lease terms between 5 and 20 years, while buildings generally have lease terms between 2 and 10 years. Others, including motor vehicles, generally have lease term between 2 to 5 years. The Group also has lease contracts for buildings and equipment with lease terms of 12 months or less or is individually of low value. Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group.
(a)	Right-of-use assets
The carrying amounts of the Group’s
right-of-use
assets and the movements during the year are as follows:

	Aircraft, and engines RMB million	Prepayments for land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
At January 1, 2019, net of accumulated depreciation	126,417	1,387	496	12	128,312
Additions	26,315	1	622	73	27,011
Transfer from investment properties (Note 17)	—	3	—	—	3
Transfer to property, plant and equipment (Note 16)	(14,264)	—	—	—	(14,264)
Transfer to investment properties (Note 17)	—	(10)	—	—	(10)
Disposal of a subsidiary	—	—	(10)	—	(10)
Disposals	(40)	—	—	—	(40)
Depreciation provided during the year	(11,964)	(38)	(284)	(12)	(12,298)

At December 31, 2019 and January 1, 2020, net of accumulated depreciation	126,464	1,343	824	73	128,704

Additions	7,109	—	1,145	135	8,389
Transfer from investment properties (Note 17)	—	71	—	—	71
Transfer to property, plant and equipment (Note 16)	(6,402)	—	—	—	(6,402)
Transfer to investment properties (Note 17)	—	(8)	—	—	(8)
Disposals	(171)	—	(6)	—	(177)
Depreciation provided during the year	(11,322)	(38)	(948)	(59)	(12,367)

At December 31, 2020	115,678	1,368	1,015	149	118,210

(b)	Lease liabilities
The carrying amount of lease liabilities and the movements during the year are as follows:

	2020 RMB million	2019 RMB million
Carrying amount at January 1	110,275	109,306
New leases	7,191	24,023
Effect of foreign exchange	(2,768)	851
COVID-19-related rent concessions from lessors	(3)	—
Disposal of a subsidiary	—	(10)
Accretion of interest recognized during the year	3,655	3,894
Payments	(22,099)	(27,789)

Carrying amount at December 31	96,251	110,275

Analyzed into:

Current portion	14,073	15,590

Non-current portion	82,178	94,685

The maturity analysis of lease liabilities is disclosed in Note 48 to the consolidated financial statements.
(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	2020 RMB million	2019 RMB million
Interest on lease liabilities	3,655	3,894
Depreciation charge of right-of-use assets	12,367	12,298
COVID-19-related rent concessions from lessors	(3)	—
Low value and short-term lease rental	358	631

Total amount recognized in profit or loss	16,377	16,823

(d)	The Group has no significant lease contracts that include extension and termination options or contain variable payments.

(e)	The total cash outflow for leases and future cash outflows relating to leases that have not yet commenced are disclosed in Notes 43(d) and 44, respectively, to the consolidated financial statements.
The Group as a lessor
The Group leases its investment properties (Note 17) consisting of around 33 properties in the PRC under operating lease arrangements, with leases negotiated for terms ranging from one to fourteen years. The terms of the leases generally require the tenants to pay security deposits and provide for periodic rent adjustments according to the then prevailing market conditions. Rental income recognized by the Group during the year was RMB257 million (2019: RMB190 million), details of which are included in Note 5 to the consolidated financial statements.
At December 31, 2020, the undiscounted lease payments receivable by the Group in future periods under non-cancellable
operating leases with its tenants are as follows:

	2020 RMB million	2019 RMB million
Within one year	150	165
After one year but within two years	141	149
After two years but within three years	135	144
After three years but within four years	134	139
After four years but within five years	114	138
After five years	197	221

	871	956